LOSS/CLAIM ADJUSTMENT EXPENSES - ROLLFORWARD OF THE UNPAID CLAIMS AND CLAIM EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Liability for Unpaid Claims and Claims Adjustment Expense, [Roll Forward]
Gross balance	$ 12.0	$ 1.1
Less Reinsurance	4.1	0.1
Net balance	7.9	1.0
Incurred Claims (net) Related to:
Current Year	41.9	17.3
Prior Year	0.0	(0.5)
Total Incurred	41.9	16.8
Paid Claims (net) Related to:
Current Year	24.6	9.7
Prior Year	4.8	0.2
Total Paid	29.4	9.9
Net balance	20.4	7.9
Add Reinsurance	10.9	4.1
Gross balance	31.3	12.0
Group Insurance Policies
Liability for Unpaid Claims and Claims Adjustment Expense, [Roll Forward]
Gross balance	12.0
Paid Claims (net) Related to:
Gross balance	$ 31.3	$ 12.0